1 (212) 318-6609

kevinbrown@paulhastings.com

May 5, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli SRI Fund, Inc. (the“Fund”) File Nos. 333-141093/811-22026

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 31 (the “Amendment”) to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2025 (Accession #0001829126-25-003160).

If you have any questions, concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Kevin Brown
Kevin Brown
Paul Hastings LLP

cc:	J. Ball – Gabelli Funds, LLC

P. Goldstein – Gabelli Funds, LLC

R. Savage